Parent company only condensed financial information - Condensed statements of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses:
Sales and marketing expenses	$ (6,850)	¥ (44,697)	¥ (69,593)	¥ (99,671)
General and administrative expenses	(22,644)	(147,753)	(1,095,311)	(312,979)
Research and development expenses	(5,750)	(37,521)	(79,079)	(94,989)
Total operating expenses	(45,874)	(299,329)	(1,243,983)	(507,639)
Change in fair value of convertible loans				(9,552)
Share of loss from equity method investments	(1,766)	(11,523)	(8,149)	(2,652)
Other (expense)/ income, net	(1,942)	(12,674)	(11,094)	8,822
Income/(loss) before income tax expense	(37,846)	(246,944)	(904,522)	7,880
Income tax expense	(7,540)	(49,196)	(1,968)	(5,709)
Net income/(loss) attributable to Pintec Technology Holdings Limited shareholders	(45,048)	(293,935)	(905,895)	2,171
Other comprehensive income/(loss):
Foreign currency translation adjustments net of nil tax		(22,556)	11,876	30,173
Total comprehensive income/(loss) attributable to Pintec Technology Holdings Limited shareholders	(48,569)	(316,912)	(894,019)	32,344
Parent Company
Operating expenses:
Sales and marketing expenses	(488)	(3,182)	(2,772)	(11,137)
General and administrative expenses	(3,500)	(22,839)	(204,810)	(107,158)
Research and development expenses	(252)	(1,644)	(3,247)	(18,675)
Total operating expenses	(4,240)	(27,665)	(210,829)	(136,970)
Change in fair value of convertible loans				(9,553)
Equity in (loss)/gain of subsidiaries	(39,173)	(255,604)	(694,808)	141,454
Share of loss from equity method investments	(1,486)	(9,697)	(5,972)	(1,689)
Other (expense)/ income, net	(149)	(969)	(1,318)	8,929
Interest income from related parties			7,032
Income/(loss) before income tax expense	(45,048)	(293,935)	(905,895)	2,171
Income tax expense
Net income/(loss) attributable to Pintec Technology Holdings Limited shareholders	(45,048)	(293,935)	(905,895)	2,171
Other comprehensive income/(loss):
Foreign currency translation adjustments net of nil tax	(3,521)	(22,977)	11,876	30,173
Total other comprehensive income	(3,521)	(22,977)	11,876	30,173
Total comprehensive income/(loss) attributable to Pintec Technology Holdings Limited shareholders	$ (48,569)	¥ (316,912)	¥ (894,019)	¥ 32,344